First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144

                                   May 5, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

            Re:   First Investors Multi-State Insured
                  Tax Free Fund
                  File Nos. 33-4077 and 811-4623
                  ------------------------------

Dear Sirs:

      Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby electronically file the following definitive documents dated April 30, 1999:

      (a) Prospectus for First Investors New York Insured Tax-Free Fund ("New York Insured") and the following Series of Registrant:

            Connecticut Fund
            Florida Fund
            Massachusetts Fund
            New Jersey Fund

      (b) Prospectus for the following Series of Registrant:

            Arizona Fund
            California Fund
            Colorado Fund
            Oregon Fund

      (c) Prospectus for the following Series of Registrant:

            Michigan Fund
            Minnesota Fund
            Missouri Fund
            Ohio Fund
            Pennsylvania Fund

      (d) Prospectus for the following Series of Registrant:

            Georgia Fund
            Maryland Fund
            North Carolina Fund
            Virginia Fund


      New York Insured is filing the document listed above in (a) in a separate electronic filing.

      Pursuant to Rule 497(j) of the Act, Registrant hereby certifies:

      (1) The form of combined Prospectus for First Investors Insured Intermediate Tax Exempt Fund, a Series of First Investors Series Fund, First Investors Insured Tax Exempt Fund, New York Insured, and all Series of Registrant and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 24 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 24 was filed electronically with the Commission.

                                                Very truly yours,

                                                /s/ Tammie Lee

                                                Tammie Lee
                                                Assistant Counsel